Muhlenkamp Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 81.4%	Shares	Value
Capital Markets - 3.1%
BGC Group, Inc. - Class A	840,161	$8,216,775

Chemicals - 6.2%
Celanese Corporation - Series A	121,740	8,006,840
LyondellBasell Industries NV - Class A	108,327	8,726,823
		16,733,663

Construction & Engineering - 3.0%
MasTec, Inc. (a)	24,842	7,992,665

Energy Equipment & Services - 3.9%
SLB Ltd.	202,576	10,410,381

Financial Services - 7.5%
Berkshire Hathaway, Inc. - Class B (a)	25,199	12,075,361
NMI Holdings, Inc. - Class A (a)	214,257	8,036,780
		20,112,141

Health Care Providers & Services - 5.3%
McKesson Corp.	16,357	14,154,693

Household Durables - 1.9%
Taylor Morrison Home Corp. (a)	90,265	5,257,034

Interactive Media & Services - 2.1%
Tencent Holdings Ltd. - ADR	91,350	5,775,147

Life Sciences Tools & Services - 1.8%
ICON PLC (a)	43,680	4,833,629

Machinery - 3.5%
Wabtec Corp.	37,430	9,354,131

Metals & Mining - 19.7%
Agnico Eagle Mines Ltd.	81,320	16,506,333
Equinox Gold Corp.	301,400	4,358,244
Newmont Corp.	149,100	16,140,075
Royal Gold, Inc.	61,614	15,680,147
		52,684,799

Oil, Gas & Consumable Fuels - 5.8%
EQT Corp.	243,022	15,465,920

Semiconductors & Semiconductor Equipment - 2.9%
Microchip Technology, Inc.	119,059	7,692,402

Software - 2.8%
Microsoft Corp.	20,097	7,439,306

Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	35,700	9,060,303

Trading Companies & Distributors - 8.5%
Rush Enterprises, Inc. - Class A	239,029	15,802,207
United Rentals, Inc.	9,500	6,921,320
		22,723,527
TOTAL COMMON STOCKS (Cost $91,938,577)		217,906,516

EXCHANGE TRADED FUNDS - 5.7%	Shares	Value
Alerian MLP ETF	148,559	7,820,146
Freedom 100 Emerging Markets ETF	136,900	7,481,585
TOTAL EXCHANGE TRADED FUNDS (Cost $12,004,281)		15,301,731

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 11.9%	Shares	Value
First American Government Obligations Fund - Class X, 3.58% (b)	31,979,044	31,979,044
TOTAL MONEY MARKET FUNDS (Cost $31,979,044)		31,979,044

TOTAL INVESTMENTS - 99.0% (Cost $135,921,902)		265,187,291
Other Assets in Excess of Liabilities - 1.0%		2,720,951
TOTAL NET ASSETS - 100.0%		$267,908,242

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt NV - Naamloze Vennootschap
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Muhlenkamp (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$217,906,516	$–	$–	$217,906,516
Exchange Traded Funds	15,301,731	–	–	15,301,731
Money Market Funds	31,979,044	–	–	31,979,044
Total Investments	$265,187,291	$–	$–	$265,187,291

Refer to the Schedule of Investments for further disaggregation of investment categories.